Fair Value Measurement - Schedule of Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	$ 406,397,612	$ 406,434,959
Total	406,397,612	406,434,959
Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	406,397,612	406,434,959
Total	$ 406,397,612	$ 406,434,959